Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Tax rate	23.00%	23.00%	23.00%
Reduced tax rate	12.00%
Israel [Member]
Taxes on Income [Line Items]
Carryforward tax loss	$ 19.0	$ 16.0
Alarum, Safe-T Data A.R Ltd [Member]
Taxes on Income [Line Items]
Tax rate	23.00%
U.S. Federal Tax Rate [Member]
Taxes on Income [Line Items]
Tax rate	21.00%
Israel of Safe-T Data [Member]
Taxes on Income [Line Items]
Carryforward tax loss	$ 43.6	43.6
Israel of CyberKick [Member]
Taxes on Income [Line Items]
Carryforward tax loss	$ 4.2	$ 4.0